Leases - Schedule of Movement in Net Investment in Lease (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of quantitative information about leases for lessor [abstract]
Balance at the beginning	$ 112	$ 17
Additions	149	91	$ 18
Interest income accrued during the period	3	1
Others		(1)	(1)
Lease receipts	(48)
Translation Differences	3	4
Balance at the end	$ 219	$ 112	$ 17